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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -----
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
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.
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Institutional Investment Manager Filing this Report:

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
Name:     Sanderson Asset Management Limited
Address:  Heathcoat House
          20 Savile Row, 6th Floor
          London W1S 3PR, United Kingdon
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Form 13F File Number:  28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Cawdron
Title:  Director
Phone:  001-212-223-6502

Signature, Place, and Date of Signing:

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
      /s/ Richard Cawdron               London, United Kingdom          04/07/08
     ----------------------            ------------------------         --------
          [Signature]                       [City, State]                [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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
      Form 13F File Number          Name
      28-
         -------------------        --------------------------------

      [Repeat as necessary.]

                                        9
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                              FORM 13F SUMMARY PAGE


Report Summary:

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
Number of Other Included Managers:        0
                                        ------------
Form 13F Information Table Entry Total:   1
                                        ------------

Form 13F Information Table Value Total:   139,281
                                        ------------
                                        (thousands)
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List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


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
    No.   Form 13F File Number      Name

          28-
    ---      -----------------      --------------------------------
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     [Repeat as necessary.]


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                           FORM 13F INFORMATION TABLE

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
  Column 1        Column 2      Column 3   Column 4            Column 5             Column 6    Column 7          Column 8
--------------  -------------   --------   -------- -----------------------------  ----------   --------  --------------------------
                TITLE OF                   VALUE                             PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER  CLASS           CUSIP     (x$1000)  SHRS OR PRN AMT  SH/PRN  CALL  DISCRETION   MANAGERS  SOLE       SHARED     NONE
--------------  -------------   --------   -------- ---------------  ------  ----  ----------   --------  ----       ------     ----


TAIWAN
SEMICONDUCTOR
MFG LTD         Sponsored ADR   874039100  139,281  13,561,900       SH            SOLE                   13,561,900

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